STATUTORY RESERVES (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Accounting Practices [Line Items]
Percentage of net profit required to be transferred to statutory surplus reserve until reserve is 50% of registered capital	10.00%
Maximum percentage of statutory surplus reserve to registered capital	50.00%
Appropriations to statutory surplus reserves	80	(23)	4,178
Amount written-off in relation of disposal of Weifang Nepstar	571
Accumulated balance of statutory surplus reserve	98,863	99,354
Minimum [Member]
Statutory Accounting Practices [Line Items]
Percentage of statutory surplus reserve to registered capital after issuance of share to shareholders	25.00%